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                       PORTER, WRIGHT, MORRIS & ARTHUR LLP
                                 41 S. HIGH ST.
                              COLUMBUS, OHIO 43215
                            Telephone: (614) 227-2000
                               Fax: (614) 227-2100

                                 April 12, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re: Rocky Shoes & Boots, Inc.
             Definitive Proxy Materials for Annual Meeting
             2006 Annual Meeting of Shareholders
             File No. 0-21026

Ladies and Gentlemen:

      On behalf of Rocky Shoes & Boots, Inc. ("Rocky"), pursuant to Regulation S-T under the Securities Act of 1933, as amended, and Rule 14a-6(b) of the Securities Exchange Act of 1934, Rocky's definitive proxy statement, proxy card and notice of meeting are being transmitted herewith.

      Any questions or comments may be directed to the undersigned at (614) 227-2059.

                                                     Sincerely,

                                                     /s/ Erin F. Siegfried

                                                     Erin F. Siegfried

c: National Association of
   Securities Dealers (Via
   EDGAR)